Common Equity Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010
Common Equity Units [Abstract]
Effective date of acquisition		November 1, 2010
Equity Units, Shares Transferred		40,000,000
Equity Units Stated Interest Percentage		5.00%
Equity Units, Aggregate Purchase Price per Unit		$ 75
Common Stock, Par, Common Equity Units	$ 0.01	$ 0.01
Equity Units, Purchase Price Per Contract Settlement		$ 25
Equity Units, Beneficial Interest Stated Percentage		2.50%
Weighted Average Share Price, Trading Day Periods		20 days
Equity Units, Stock Reference Price		$ 35.42
Equity Units, Stock Threshold Appreciation Price		$ 44.275
Proceeds from Purchase Contracts Settlement		3,000,000,000
Stock Purchase Contracts, Minimum Shares of Common Stock issued from Settlement		67,800,000
Stock Purchase Contracts, Maximum Shares of Common Stock issued from Settlement		84,700,000
Stock Purchase Contracts, Value at Issuance		247,000,000
Stock Purchase Contracts, Payments Made	102,000,000	0
Debt Instrument, Interest Rate, Average Stated		1.98%
Stock Purchase Contracts, Average Stated Interest Rate		3.02%
Issuance of stock purchase contracts related to common equity units		(69,000,000)
Class of Stock [Line Items]
Value of securities issued for business acquisition		3,000,000,000	9,200,000,000
Estimated Fair Value [Member]
Class of Stock [Line Items]
Value of securities issued for business acquisition		3,189,000,000
Series C Purchase Contract [Member]
Class of Stock [Line Items]
Purchase Contract Settlement Date		Oct. 10, 2012
Series D Purchase Contract [Member]
Class of Stock [Line Items]
Purchase Contract Settlement Date		Sep. 11, 2013
Series E Purchase Contract [Member]
Class of Stock [Line Items]
Purchase Contract Settlement Date		Oct. 08, 2014
Alico Transaction [Member]
Common Equity Units [Abstract]
Equity Units, Shares Transferred		40,000,000
Equity Units Stated Interest Percentage		5.00%
Debt Instrument, Interest Rate, Average Stated		1.98%
Stock Purchase Contracts, Average Stated Interest Rate		3.02%
Class of Stock [Line Items]
Debt Security, Principle Amount		$ 1,000,000,000